CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) ₪ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenues	₪ 543,262		$ 149,783		₪ 498,325	₪ 454,213
Cost of sales	422,695		116,541	[1]	355,228	315,920
Gross profit	120,567		33,242	[1]	143,097	138,293
Operating costs and expenses
Selling expenses	74,216		20,462		74,106	65,869
General and administrative expenses	26,110		7,199	[1]	24,117	23,299
Other Income	(109)		(30)	[1]	(222)	(230)
Operating costs and expenses	100,217		27,631	[1]	98,001	88,938
Operating profit	20,350		5,611	[1]	45,096	49,355
Finance Income	20,363		5,614	[1]	25,657	28,957
Finance expenses	1,521		419	[1]	16,779	20,492
Finance Income, net	18,842		5,195	[1]	8,878	8,465
Profit before taxes on Income	39,192		10,806	[1]	53,974	57,820
Taxes on Income	7,536		2,078		12,410	12,719
Net Income	₪ 31,656		$ 8,728		₪ 41,564	₪ 45,101
Earnings per share:
Basic earnings per share | (per share)	₪ 2.28		$ 0.63	[1]	₪ 3	₪ 3.25
Diluted earnings per share | (per share)	₪ 2.28		$ 0.63	[1]	₪ 3	₪ 3.25
Shares used in computation of basic/ diluted EPS	13,867,017	[1]	13,867,017	[1]	13,867,017	13,867,017
Actual number of shares	13,867,017	[1]	13,867,017	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.